EMPLOYEE OPTION PLANS	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 12:- Employee Option Plans

a.
In March 2008, Formula's shareholders approved the adoption of Formula's 2008 Employee and Officer Share Option Plan (the "2008 plan"). Pursuant to the 2008 plan, the Company may grant from time to time to the Formula’s and its subsidiaries' employees and officers (who are not Formula's controlling shareholders) options to purchase up to 400,000 ordinary shares of Formula. The 2008 plan is administered by Formula's board of directors. The 2008 plan provides that options may be granted, from time to time, to such grantees to be determined by the board, at an exercise price and under such terms to be determined at its sole and absolute discretion. Options may be granted under the 2008 plan through January 2018.

In January 2009, Formula granted to its chief executive officer, in connection with his new service agreement, options to purchase 396,000 ordinary shares. These options vested over a three-year period, commencing on December 17, 2008, on a quarterly basis. The exercise price of the options was NIS 0.01 per share. The options were to expire six years after the date of grant. In April 2010, the Company’s chief executive officer exercised all of the options. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled to $  926 ($  2.34 per share).

In March 2011, Formula's shareholders approved the adoption of Formula's 2011 Employee and Officer Share Option Plan (the "2011 plan"). Pursuant to the 2011 plan, the Company may grant from time to time to the Company's and its subsidiaries' employees and officers (which are not Formula's controlling shareholders) options to purchase up to 545,000 ordinary shares of Formula. The 2011 plan is administered by Formula's board of directors. The 2011 plan provides that options may be granted, from time to time, to such grantees to be determined by the board, at an exercise price and under such terms to be determined at its sole and absolute discretion. Options may be granted under the plan through March 2021. In 2012, the Company increased the amount of ordinary shares reserved for issuance under the 2011 plan by 1,200,000 options.

In March 2011, concurrently with the amendment and extension of Formula chief executive officer's service agreement, the Company approved him a grant of options exercisable for an additional 543,840 ordinary shares. The options vest in equal quarterly installments, over a four year period that commence in December 31, 2011 and concludes in December 31, 2015. The exercise price of the options is NIS 0.01 per share. In May 2011, the chief executive officer exercised all of these options for redeemable restricted shares, for which the Company's redemption right was to lapse in accordance with the remaining vesting schedule for the unvested options from which they arose. Total fair value of the grant was calculated based on the Formula share price on the grant date and totaled $  9,055 ($  16.65 per share).

In December 2011, at which time Formula was negotiating an amendment and an extension of its chief executive officer's service agreement, it redeemed all of the above-described 543,840 shares for no consideration.

In March 2012, concurrently with the amendment and extension of its chief executive officer’s service agreement, the board of directors of Formula awarded him with a new share option incentive plan, following the redemption of the 543,840 redeemable ordinary shares which were granted to him in March 2011 and which were not yet vested in their redemption date. Under the 2011 plan, the chief executive officer of Formula was granted with options exercisable to 1,122,782 ordinary shares of Formula (the "New grant"), as long as he continue to serve as (i) a director of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer’s willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest, i.e., Formula’s redemption right with respect to the options and the underlying ordinary shares issuable upon exercise lapses, in equal quarterly installments over an eight year period that commenced in March 2012 and concludes in December 31, 2019. The exercise price of the options is NIS 0.01 per share. The New grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Total fair value of the grant was calculated based on the share price on the grant date and totaled $ 18,347 ($ 16.34 per share).

In accordance with the terms of the option grant, the shares issuable upon exercise of the options will be deposited with a trustee and Formula chief executive officer will not be permitted to vote or dispose of them until the shares are released from the trust.

In June 2013 all options were exercised into shares however they have been deposited with a trustee and Formula’s chief executive officer is not permitted to vote or dispose of them until the shares are released from the trust. All shares participate in dividends and have the right to vote, however for so long as the shares are held by the trustee (even if they have vested) the voting rights may only be exercised by the trustee. In accordance with the guidelines of Formula incentive plan for so long as the shares underlying any grant under the plan are being held by the trustee they will be voted by the trustee in the same proportion as the results of the shareholder meeting.  Only those shares for which the vesting period has expired may be collected from the trustee. As of December 31, 2013 all 1,122,782 shares were deposited with the trustee.

b.
Formula's subsidiaries grant, from time to time, options to their employees to purchase shares in the respective companies. The options were mainly granted during the years 1999-2011. In general, the options expire 7-10 years after grant. For further information with respect to expenses relating to the benefit to the employees, an additional disclosure required by ASC 718, see Note 2y.

c.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$4	$16	$11
Research and development expenses	54	114	67
Selling and marketing expenses	92	82	86
General and administrative expenses	4,473	4,708	3,814

Total stock-based compensation expense	$4,623	$4,920	$3,978

Magic:

The following table is a summary of employee option activity as of December 31, 2013, and changes during the year ended December 31, 2013, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	1,157,385	$2.74	5.87	$2,298
Granted	85,000	$6.00
Exercised	(528,627)	$2.73
Expired and forfeited	(10,648)	$1.51

Outstanding at December 31, 2013	703,110	$3.16	6.68	$2,822

Exercisable at December 31, 2013	461,610	$2.36	5.78	$2,219
Vested and expected to vest at December 31, 2013	703,110	$3.16	6.68	$2,822

The weighted-average grant-date fair value of options to purchase Magic shares granted during the years ended December 31, 2011 and 2012 was $  1.88 $ 4 and $ 6, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This value would change based on changes in the market value of Magic's ordinary shares.

The total intrinsic value of Magic options exercised during the years ended December 31, 2011, 2012 and 2013 was $  2,197, $  572 and $ 1,741, respectively. As of December 31, 2013, there was $  423 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic’s option plans. This cost is expected to be recognized over a weighted-average period of approximately three years.

Matrix:

The following table is a summary of employee option activity as of December 31, 2013, and changes during the year ended December 31, 2013, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	2,100,000	$3.85	2.80	$976
Granted	-
Exercised	(75,000)	0
Expired and forfeited	-

Outstanding at December 31, 2013	2,025,000	4.29	1.96	1,671

Exercisable at December 31, 2013	1,050,000	$4.46	1.96	$693

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This value would change based on the change in the market value of Matrix' ordinary shares. As of December 31, 2013, there was approximately $  105 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under Matrix equity incentive plan. Those costs are expected to be recognized over a weighted-average period of twelve months. The total intrinsic value of options exercised during the years ended December 31, 2011, 2012, and 2013 was $  738, $  376 and $ 380, respectively.